ACCOUNTS RECEIVABLE, NET (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Mar. 31, 2014	Mar. 31, 2013	Mar. 31, 2012
Accounts receivable
Accounts receivable	$ 41,949	$ 33,461
Less: allowance for doubtful accounts	4,330	3,272	1,561
Accounts receivable, net	37,619	30,189
Movement of allowance for doubtful accounts
Balance at beginning of year	3,272	1,561
Charge to expenses	1,100	1,800	481
Write off	(97)	(132)
Exchange difference	55	43
Balance at end of year	$ 4,330	$ 3,272	$ 1,561